Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (5,853,861)	$ 322,283	$ (267,236)	$ 1,017,511
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	82,921	21,910	96,106	43,462
Provision for bad debts	115,495	17,883		13,624
Operating lease expense	632,496	217,642	411,607	151,730
Stock based compensation	278,655	278,655	371,540	371,540
Deferred tax	1,419		(18,570)
Impairment loss	3,823,770
Changes in assets and liabilities:
Accounts receivable	(126,720)	(12,806)	(7,731)
Accounts receivable-related party		13,618	13,618
Other receivables and prepaid expenses	100,801	22,975	94,992	20,003
Advances to suppliers	13,038	(116,795)	1,372	136,479
Inventory	(192,791)	(18,728)	69,738	6,866
Accounts payable	58,507	(748)	(27,341)
Accounts payable-related party	143,242
Unearned revenue	(9,444)	13,136	(122,897)
Taxes payable	(187,009)	46,672	(57,467)	169,734
Payment of lease liability	(525,979)	(217,642)	(473,508)	(151,730)
Accrued liabilities and other payables	232,910	(41,986)	(142,027)	(166,012)
Net cash (used in) provided by operating activities	(1,412,550)	546,069	(57,804)	1,613,207
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(52,485)		(1,341)	(2,173)
Cash acquired at acquisition of subsidiaries	446,381	87,448	87,448
Return of (payment for) acquisition			(4,517,620)	4,087,409
Payment for acquisition		(4,497,972)
Net cash provided by (used in) investing activities	393,896	(4,410,524)	(4,431,513)	4,085,236
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties			1,204,442	1,546,854
Change in advance from related parties	(1,525,860)	(592,814)
Repayment of loan from third parties			(368,648)
Capital contribution			4,386,070
Net cash used in financing activities	(1,525,860)	(592,814)	5,221,864	1,546,854
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(677,533)	78,415	191,617	421,559
NET DECREASE IN CASH AND RESTRICTED CASH	(3,222,047)	(4,378,854)	924,164	7,666,856
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	8,600,853	7,676,689	7,676,689	9,833
CASH AND RESTRICTED CASH, END OF PERIOD	5,378,806	3,297,835	8,600,853	7,676,689
Supplemental Cash flow data:
Income tax paid	72,495	282,319	404,276	149,393
Interest paid
Non-cash investing and financing activities:
Capital contribution from forgiveness of related party loan			$ 2,446,238
Accrual of unpaid investment in subsidiary	3,907,139
Investment in subsidiary paid by shareholder on behalf of the Company	$ 734,290